FINANCIAL INSTRUMENTS – FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
SCHEDULE OF FINANCIAL INSTRUMENTS

Items measured at fair value (in thousands):

	As of
	December 31, 2025				December 31, 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial Assets Measured at Fair Value (FV)
Investments in Financial Assets	$16,731	$—	$—	$16,731	$9,449	$—	$—	$9,449
Total Financial Assets Measured at Fair Value (FV)	$16,731	$—	$—	$16,731	$9,449	$—	$—	$9,449